Investment property (Tables)	12 Months Ended
Dec. 31, 2025
Investment property [abstract]
Disclosure of movement in the net book value for investment property	The following tables illustrate the net book value and the reconciliation of the carrying amount of the Group’s investment property as at 31 December 2025 and
31 December 2024:

	Year ended 31 December
	2025	2024
	€ million	€ million
At cost	110	73
Accumulated depreciations and impairment losses	(24)	—
Net book value	86	73

	2025	2024
	€ million	€ million
Net book value at beginning of year	73	—
Acquisition of CCBPI	—	46
Transfers from property, plant and equipment	12	33
Transfers from/(to) assets held for sale	9	(6)
Currency translation adjustments	(8)	—
Net book value at end of year	86	73